Leases (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Borrowing rate	8.00%		8.00%
Operating leases term	1 year		1 year 3 months
Weighted-average discount rate	8.00%		8.00%
Operating leases expense	$ 10,173	$ 2,034	$ 31,266
Cash lease payments	10,173	$ 2,034	31,266
Operating lease right-of-use asset	38,986		49,432
Operating lease liability	38,986		39,148	$ 0
Net operating lease liability	$ 0		$ 10,283